Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

19. Provisions

	Year ended December 31
	2017	2018
	(in £)
Social security contributions on share options	2,288,386	842,367
Provision for deferred cash consideration	2,061,000	2,131,000

At December 31	4,349,386	2,973,367

Current	274,000	332,014
Non-current	4,075,386	2,641,353

	Year ended December 31
Social security contributions on share options	2016	2017	2018
	(in £)
At beginning of year	141,311	1,172,420	2,288,386
Accretion of discount	7,293	—	—
Arising during the year	1,084,181	1,115,966	—
Released	(60,365)	—	(1,446,019)

At December 31	1,172,420	2,288,386	842,367

Current	—	—	—
Non-current	1,172,420	2,288,386	842,367

The provision for social security contributions on share options is calculated based on the number of options outstanding at the reporting date that are expected to be exercised. The provision is based on the estimated gain arising on exercise of the share options, using the best estimate of the market price at the balance sheet date. Since the directors assume the options will be held for their full contractual life of ten years (see Note 25) the liability has been classified as non-current. The provision has been discounted. The negative charge in 2018 is due to the fall in the Company’s share price between December 31, 2017 and December 31, 2018.

	Year ended December 31
Provisions for deferred cash consideration	2016	2017	2018
	(in £)
At beginning of year	—	—	2,061,000
Arising during the year	—	2,061,000	—
Increase in provision due to the unwinding of the time value of money	—	—	443,000

Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	—	—	(373,000)

At December 31	—	2,061,000	2,131,000

Current	—	274,000	332,014
Non-current	—	1,787,000	1,798,986

The deferred cash consideration is the estimate of the quantifiable but not certain future cash payment obligations due to AstraZeneca for the acquisition of certain assets (see Note 12). This liability is calculated as the risk-adjusted net present value of future cash payments to be made by the Group. The payments are dependent on reaching certain milestones based on the commencement and outcome of clinical trials. The likelihood of achieving such milestones is reviewed at the balance sheet date and increased or decreased as appropriate.